Long-Term Debts (Details) - Schedule of Future Maturities of Long-Term Debts	Jun. 30, 2023 CNY (¥)
Schedule of Future Maturities of Long-Term Debts [Abstract]
Remaining of 2023	¥ 650,000
2024	1,870,000
2025	2,490,000
2026	3,110,000
2027	3,730,000
Thereafter	55,449,865
Total	¥ 67,299,865